2. Summary of significant accounting policies	6 Months Ended
Jun. 30, 2020
Summary Of Significant Accounting Policies
Summary of significant accounting policies
2.	Summary of significant accounting policies

The same accounting policies and methods of computation were followed in these unaudited consolidated interim financial statements as those followed in the preparation of the annual consolidated financial statements of the Company for the year ended December 31, 2019.